Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
SUPPLEMENTAL SCHEDULE
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Year Ended December 31, 2025
EIN 05-0494040 Plan Number: 017

Participant Contributions Transferred Late to Plan	Total the Constitute Nonexempt Prohibited Transactions
Check here if late Participant Loan Repayments are included: ☐	Contributions Not Corrected	Contributions corrected Outside of VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$110,557	$—	$—	$—	$110,557